[USAA(R) logo appears here.]




                                 USAA SMALL CAP
                                              STOCK Fund





                                         [Image appears here.]






                               Semiannual Report

--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            11

      FINANCIAL INFORMATION

         Portfolio of Investments                                     12

         Notes to Portfolio of Investments                            34

         Statement of Assets and Liabilities                          35

         Statement of Operations                                      36

         Statements of Changes in Net Assets                          37

         Notes to Financial Statements                                38

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust     Nasdaq-100 Index

   First Start Growth             State Money Market           S&P 500 Index

        Growth                --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income          --------------------------------------------------

      Income Stock                    GNMA Trust            Balanced Strategy

     International             High-Yield Opportunities    Cornerstone Strategy

Precious Metals and Minerals            Income           Growth and Tax Strategy

   Science & Technology         Intermediate-Term Bond       Growth Strategy*

     Small Cap Stock               Short-Term Bond           Income Strategy*

          Value               ---------------------------
                                    TAX-EXEMPT BOND
      World Growth            ---------------------------

                                      Long-Term

                                  Intermediate-Term

                                      Short-Term

                                  State Bond/Income     *CLOSED TO NEW INVESTORS
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:




               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SMALL CAP STOCK FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and
Vice Chairman of the Board,
Christopher W. Claus, appears here.]                    "
                                            THE MORE THINGS CHANGE,

                                          THE MORE THEY STAY THE SAME.
                                                        "

--------------------------------------------------------------------------------

               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slow-downs in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.


               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board






               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA SMALL CAP STOCK FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Long-term growth of capital.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.


--------------------------------------------------------------------------------
                                          1/31/02               7/31/01
--------------------------------------------------------------------------------
   Net Assets                          $95.4 Million         $89.1 Million
   Net Asset Value Per Share              $10.41                $10.34


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/02
--------------------------------------------------------------------------------
 7/31/01 to 1/31/02*            1 YEAR               SINCE INCEPTION ON 8/2/99
        0.68%                  -10.57%                        1.62%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund, the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds Average, and the Lipper Small-Cap Core Funds Index for the period of 08/02/1999 through 01/31/2002. The data points from the graph are as follows:


          USAA SMALL CAP   S&P SMALLCAP    LIPPER SMALL-CAP    LIPPER SMALL-CAP
            STOCK FUND      600 INDEX       CORE FUNDS AVG.    CORE FUNDS INDEX
          --------------   ------------    -----------------   ----------------

08/02/99     $10,000          $10,000           $10,000            $10,000
01/31/00      13,460           10,462            10,871             11,230
07/31/00      13,170           11,257            11,810             12,043
01/31/01      11,640           12,588            12,790             12,680
07/31/01      10,340           12,609            12,973             12,749
01/31/02      10,410           12,967            13,233             12,961


          DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/02.


See the following page for benchmark definitions.



NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

8

....CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

               - The S&P SmallCap 600 Index, an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

               - The Lipper Small-Cap Core Funds Average, the average performance level of all small-cap core funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio Manager,
James Behrmann, CFA, appears here.]
                                                James Behrmann, CFA


--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM IN THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002?

               The USAA Small Cap Stock Fund had a total return of 0.68%, versus a 2.84% return for the S&P SmallCap 600 Index.


COMING INTO THE PERIOD, YOU HAD ALIGNED THE FUND MORE CLOSELY TO THE S&P SMALLCAP 600 INDEX. DID THIS HELP PERFORMANCE?


               It certainly did. When we made the decision to reduce the Fund's heavily overweight positions in technology and health care and to increase the overall number of holdings, our goal was to reduce volatility and make the returns more competitive. Effectively, we've reduced market risk and placed the focus on individual stock selection, where we feel we have an advantage.







               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 8 FOR THE S&P SMALLCAP 600 INDEX DEFINITION.

10

....CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


WHAT OTHER FACTORS HAD AN IMPACT ON PERFORMANCE?

               While our stock selection was good, it's important to note that the kinds of stocks that did best in the small-cap arena were the smallest of the small and the cheapest of the cheap. In effect, the most volatile did the best. These stocks generally don't meet our investment criteria for liquidity and quality, so our lack of exposure to them hurt us relative to the benchmark.


ON A SECTOR LEVEL, WHAT CONTRIBUTED TO PERFORMANCE AND WHAT DETRACTED FROM IT?

               We were overweight in the financial area and benefited as the sector outperformed, with our exposure focused in banks. We were also overweight in health care, where we benefited from both sector outperformance and good stock selection. We were overweight in energy names, and this proved detrimental to performance on a relative basis because small-cap energy stocks underperformed. The fact that we were underweight in telecommunication services stocks also hurt the Fund.


WHAT'S YOUR OUTLOOK GOING FORWARD?

               I believe the market is going to do better over the next 12 months than over the last 12 months based on rising economic activity driven by interest rate cuts, continued low inflation, and improving consumer sentiment and spending. Small caps generally do well in periods of reviving economic activity. We are managing the Fund in a core style, with a good balance of growth and value, and we've put the focus on stock selection in order to capitalize on our research advantage. In my view, the Fund is attractive for investors who are risk-tolerant. I'd like to close by thanking you for choosing to invest with USAA.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


----------------------------------------
             TOP 10 HOLDINGS*
            (% of Net Assets)
----------------------------------------

  Cephalon, Inc.                  0.9%

  D.R. Horton, Inc.               0.8%

  Varian Medical Systems, Inc.    0.8%

  AdvancePCS                      0.7%

  Cerner Corp.                    0.6%

  Constellation Brands, Inc. "A"  0.6%

  Whole Foods Market, Inc.        0.6%

  Alliant Techsystems, Inc.       0.5%

  Michaels Stores, Inc.           0.5%

  O'Reilly Automotive, Inc.       0.5%

----------------------------------------
                                   ---------------------------------------------
                                                  TOP 10 INDUSTRIES
                                                  (% of Net Assets)
                                   ---------------------------------------------

                                     Banks                                6.3%

                                     Application Software                 3.7%

                                     Electronic Equipment & Instruments   3.6%

                                     Restaurants                          3.5%

                                     Specialty Stores                     3.5%

                                     Health Care Distributors & Services  3.4%

                                     Industrial Machinery                 3.1%

                                     Health Care Equipment                3.0%

                                     Oil & Gas Exploration & Production   3.0%

                                     Homebuilding                         2.7%

                                   ---------------------------------------------

*Excluding money market instruments.



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-33.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (94.6%)

                ADVERTISING (0.2%)
        5,500   ADVO, Inc.*                                              $   210
--------------------------------------------------------------------------------

                AEROSPACE & DEFENSE (1.8%)
        6,000   AAR Corp.                                                     52
       14,300   Aeroflex, Inc.*                                              246
        5,850   Alliant Techsystems, Inc.*                                   521
        8,200   Armor Holdings, Inc.*                                        189
        7,700   BE Aerospace, Inc.*                                           62
        3,000   DRS Technologies, Inc.*                                      126
       10,900   GenCorp, Inc.                                                124
        2,000   Kaman Corp. "A"                                               31
        7,400   Mercury Computer Systems, Inc.*                              269
        3,900   Triumph Group, Inc.*                                         132
--------------------------------------------------------------------------------
                                                                           1,752
--------------------------------------------------------------------------------

                AGRICULTURAL PRODUCTS (0.4%)
        8,200   Corn Products International, Inc.                            235
        8,600   Delta & Pine Land Co.                                        184
--------------------------------------------------------------------------------
                                                                             419
--------------------------------------------------------------------------------

                AIR FREIGHT & COURIERS (0.2%)
        6,000   Forward Air Corp.*                                           174
--------------------------------------------------------------------------------

                AIRLINES (1.1%)
       14,300   Atlantic Coast Airlines Holdings, Inc.*                      391
        6,900   Frontier Airlines, Inc.*                                     153
        9,400   Mesa Air Group, Inc.*                                         86
       15,600   SkyWest, Inc.                                                427
--------------------------------------------------------------------------------
                                                                           1,057
--------------------------------------------------------------------------------

                ALUMINUM (0.1%)
        5,500   Century Aluminum Co.                                          71
--------------------------------------------------------------------------------

                APPAREL & ACCESSORIES (0.9%)
        8,700   Fossil, Inc.*                                                204
        5,700   Kellwood Co.                                                 137

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        8,400   Nautica Enterprises, Inc.*                               $   118
        3,200   OshKosh B' Gosh, Inc. "A"                                    134
        7,100   Phillips-Van Heusen Corp.                                     87
        5,400   Quiksilver, Inc.*                                             99
        7,900   Russell Corp.                                                127
--------------------------------------------------------------------------------
                                                                             906
--------------------------------------------------------------------------------

                APPAREL RETAIL (2.8%)
        7,000   Ann Taylor Stores Corp.*                                     271
       10,800   Burlington Coat Factory Warehouse Corp.                      186
        4,100   Cato Corp. "A"                                                88
       11,550   Chico's FAS, Inc.*                                           346
        7,700   Christopher & Banks Corp.*                                   252
        4,300   Dress Barn, Inc.*                                            115
        8,300   FileNET Corp.*                                               190
        6,000   Genesco, Inc.*                                               152
        6,600   Gymboree Corp.*                                               92
        6,500   Hot Topic, Inc.*                                             218
        9,800   Mens Wearhouse, Inc.*                                        218
        7,300   Pacific Sunwear of California, Inc.*                         168
        7,200   Too, Inc.*                                                   196
        5,550   Wet Seal, Inc. "A"*                                          150
--------------------------------------------------------------------------------
                                                                           2,642
--------------------------------------------------------------------------------

                APPLICATION SOFTWARE (3.7%)
        7,400   Aspen Technology, Inc.*                                      147
        8,800   Avant! Corp.*                                                168
        5,600   BARRA, Inc.*                                                 312
        2,800   Catapult Communications Corp.*                                68
       11,200   Cerner Corp.*                                                542
        4,300   Concord Communications, Inc.*                                 99
        9,500   Dendrite International, Inc.*                                113
        5,650   Fair, Isaac & Co., Inc.                                      323
        3,200   Gerber Scientific, Inc.*                                      31
       12,300   HNC Software, Inc.*                                          201
        6,800   Hyperion Solutions Corp.*                                    158
        7,500   InterVoice-Brite, Inc.*                                       72
        4,450   Kronos, Inc.*                                                240

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        4,300   MICROS Systems, Inc.*                                    $   132
        4,300   MRO Software, Inc.*                                          113
        3,500   Roxio, Inc.*                                                  56
        3,400   SPSS, Inc.*                                                   65
        8,600   Systems & Computer Technology Corp.*                          81
        8,400   Take-Two Interactive Software, Inc.*                         156
        6,200   THQ, Inc.*                                                   279
        8,800   Verity, Inc.*                                                165
--------------------------------------------------------------------------------
                                                                           3,521
--------------------------------------------------------------------------------

                AUTO PARTS & EQUIPMENT (0.1%)
       10,700   Tower Automotive, Inc.*                                      100
--------------------------------------------------------------------------------

                AUTOMOBILE MANUFACTURERS (0.6%)
        6,900   Monaco Coach Corp.*                                          196
        4,300   Thor Industries, Inc.                                        208
        4,700   Winnebago Industries, Inc.                                   195
--------------------------------------------------------------------------------
                                                                             599
--------------------------------------------------------------------------------

                BANKS (6.3%)
        5,300   American Financial Holdings, Inc.                            137
        3,900   Anchor Bancorp Wisconsin, Inc.                                70
        6,300   Boston Private Financial Holdings, Inc.                      134
        5,700   Chittenden Corp.                                             157
       12,800   Commercial Federal Corp.                                     315
       10,300   Community First Bankshares, Inc.                             256
       13,000   Cullen/Frost Bankers, Inc.                                   409
        4,200   Dime Community Bancshares, Inc.                              121
        7,200   Downey Financial Corp.                                       331
        5,800   East West Bancorp, Inc.                                      152
        5,500   First BanCorp                                                159
       12,075   First Midwest Bancorp, Inc.                                  346
        3,300   First Republic Bank*                                          87
        6,200   FirstFed Financial Corp.*                                    162
        2,000   GBC Bancorp                                                   63
       11,200   Hudson United Bancorp                                        336
        6,500   MAF Bancorp, Inc.                                            199
        6,600   Provident Bankshares Corp.                                   162

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        5,000   Riggs National Corp.                                     $    70
       10,000   South Financial Group, Inc.                                  192
        8,800   Southwest Bancorp of Texas, Inc.*                            254
       17,000   Staten Island Bancorp, Inc.                                  330
       11,000   Sterling Bancshares, Inc.                                    145
       16,000   TrustCo Bank Corp. NY                                        207
        5,200   UCBH Holdings, Inc.                                          160
       10,800   United Bankshares, Inc.                                      313
       16,300   Washington Federal, Inc.                                     457
        5,700   Whitney Holding Corp.                                        257
--------------------------------------------------------------------------------
                                                                           5,981
--------------------------------------------------------------------------------

                BIOTECHNOLOGY (2.2%)
        4,900   Arqule, Inc.*                                                 65
       12,800   Bio-Technology General Corp.*                                106
       13,600   Cephalon, Inc.*                                              892
        5,000   Embrex, Inc.*                                                 92
        6,615   Enzo Biochem, Inc.*                                          144
        7,800   IDEXX Laboratories, Inc.*                                    199
       10,000   Regeneron Pharmaceuticals, Inc.*                             248
       11,300   Techne Corp.*                                                347
--------------------------------------------------------------------------------
                                                                           2,093
--------------------------------------------------------------------------------

                BUILDING PRODUCTS (0.9%)
        6,400   Apogee Enterprises, Inc.                                      94
        5,200   Elcor Corp.                                                  117
        8,180   Griffon Corp.*                                               128
       13,600   Lennox International, Inc.                                   139
        3,300   Simpson Manufacturing, Inc.*                                 174
        5,300   Universal Forest Products, Inc.                              116
        6,500   Watsco, Inc.                                                  88
--------------------------------------------------------------------------------
                                                                             856
--------------------------------------------------------------------------------

                CASINOS & GAMING (0.7%)
        8,900   Argosy Gaming Co.*                                           329
       10,600   Aztar Corp.*                                                 205
        7,700   WMS Industries, Inc.*                                        133
--------------------------------------------------------------------------------
                                                                             667
--------------------------------------------------------------------------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                CATALOG RETAIL (0.3%)
       10,300   Insight Enterprises, Inc.*                               $   252
        3,300   School Specialty, Inc.*                                       81
--------------------------------------------------------------------------------
                                                                             333
--------------------------------------------------------------------------------

                COMMERCIAL PRINTING (0.3%)
        6,000   Bowne & Co., Inc.                                             84
        2,300   Consolidated Graphics, Inc.*                                  46
        8,300   John H. Harland Co.                                          203
--------------------------------------------------------------------------------
                                                                             333
--------------------------------------------------------------------------------

                COMMODITY CHEMICALS (0.2%)
        7,400   Georgia Gulf Corp.                                           147
--------------------------------------------------------------------------------

                COMPUTER & ELECTRONIC RETAIL (0.1%)
        2,700   Ultimate Electronics, Inc.*                                   78
--------------------------------------------------------------------------------

                COMPUTER HARDWARE (0.1%)
       10,700   Pinnacle Systems, Inc.*                                      101
--------------------------------------------------------------------------------

                COMPUTER STORAGE & PERIPHERALS (0.5%)
        5,500   Avid Technology, Inc.*                                        63
        6,800   Hutchinson Technology, Inc.*                                 151
        6,900   Rainbow Technologies, Inc.*                                   80
       28,600   Read-Rite Corp.*                                              99
        4,000   SBS Technologies, Inc.*                                       61
--------------------------------------------------------------------------------
                                                                             454
--------------------------------------------------------------------------------

                CONSTRUCTION & ENGINEERING (0.9%)
        5,100   Emcor Group, Inc.*                                           244
        6,500   Insituform Technologies, Inc. "A"*                           156
       13,300   Shaw Group, Inc.*                                            266
        5,200   URS Corp.*                                                   157
--------------------------------------------------------------------------------
                                                                             823
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                CONSTRUCTION & FARM MACHINERY (0.3%)
        3,500   Astec Industries, Inc.*                                  $    45
        4,000   Oshkosh Truck Corp.                                          218
--------------------------------------------------------------------------------
                                                                             263
--------------------------------------------------------------------------------

                CONSTRUCTION MATERIALS (0.5%)
        7,250   Florida Rock Industries, Inc.                                266
        5,200   Texas Industries, Inc.                                       193
--------------------------------------------------------------------------------
                                                                             459
--------------------------------------------------------------------------------

                CONSUMER ELECTRONICS (0.4%)
        8,900   Harman International Industries, Inc.                        420
--------------------------------------------------------------------------------

                CONSUMER FINANCE (0.2%)
        2,700   Cash America International, Inc.                              22
        4,200   Financial Federal Corp.*                                     126
--------------------------------------------------------------------------------
                                                                             148
--------------------------------------------------------------------------------

                DATA PROCESSING SERVICES (1.2%)
       11,000   eFunds Corp.*                                                192
        8,800   FactSet Research Systems, Inc.                               341
        9,500   Global Payments, Inc.                                        341
        7,200   NDCHealth Corp.                                              228
        4,500   Pegasus Systems, Inc.*                                        77
--------------------------------------------------------------------------------
                                                                           1,179
--------------------------------------------------------------------------------

                DISTILLERS & VINTNERS (0.6%)
       11,200   Constellation Brands, Inc. "A"*                              536
--------------------------------------------------------------------------------

                DISTRIBUTORS (0.2%)
        5,400   Advanced Marketing Services, Inc.                            116
        3,400   Applied Industrial Technologies, Inc.                         63
--------------------------------------------------------------------------------
                                                                             179
--------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                DIVERSIFIED COMMERCIAL SERVICES (2.1%)
        5,500   ABM Industries, Inc.                                     $   168
        7,000   Arbitron, Inc.*                                              220
        4,300   Central Parking Corp.                                         85
        2,200   Chemed Corp.                                                  84
        6,400   Corinthian Colleges, Inc.*                                   281
        4,200   F.Y.I., Inc.*                                                118
        4,900   G&K Services, Inc. "A"                                       174
        3,700   Information Resources, Inc.*                                  31
        7,300   ITT Educational Services, Inc.*                              304
        5,000   Kroll, Inc.*                                                  95
        3,000   Memberworks, Inc.*                                            51
        4,400   Mobile Mini, Inc.*                                           164
        5,300   Pre-Paid Legal Services, Inc.*                               111
       13,800   PRG-Shultz International, Inc.*                              136
--------------------------------------------------------------------------------
                                                                           2,022
--------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES (0.8%)
        6,200   Jefferies Group, Inc.                                        263
       12,200   Raymond James Financial, Inc.                                409
        3,800   SWS Group, Inc.                                               77
--------------------------------------------------------------------------------
                                                                             749
--------------------------------------------------------------------------------

                DIVERSIFIED METALS & MINING (0.3%)
       16,800   Massey Energy Co.                                            249
        2,600   RTI International Metals, Inc.*                               26
--------------------------------------------------------------------------------
                                                                             275
--------------------------------------------------------------------------------

                ELECTRIC UTILITIES (1.1%)
        5,000   CH Energy Group, Inc.                                        235
       10,500   El Paso Electric Co.*                                        147
        9,200   RGS Energy Group, Inc.                                       361
        3,100   UIL Holding Corp.                                            165
       10,100   Unisource Energy Corp.                                       186
--------------------------------------------------------------------------------
                                                                           1,094
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
        6,000   A.O. Smith Corp.                                         $   149
        9,500   Acuity Brands, Inc.                                          124
        7,600   Advanced Energy Industries, Inc.*                            195
       10,800   Artesyn Technologies, Inc.*                                  113
        4,000   AstroPower, Inc.*                                            153
        8,000   Baldor Electric Co.                                          174
        6,000   Belden, Inc.                                                 127
        5,600   Brady Corp. "A"                                              206
        7,000   C&D Technologies, Inc.                                       146
        6,700   Electro Scientific Industries, Inc.*                         210
        6,500   Magnetek, Inc.*                                               72
       12,200   Paxar Corp.*                                                 201
       10,300   Vicor Corp.*                                                 162
        2,700   Woodward Governor Co.                                        147
--------------------------------------------------------------------------------
                                                                           2,179
--------------------------------------------------------------------------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS (3.6%)
        3,400   Analogic Corp.                                               147
        9,400   Anixter International, Inc.*                                 270
        2,900   Bei Technologies, Inc.                                        50
        4,900   Benchmark Electronics, Inc.*                                 124
        8,700   Checkpoint Systems, Inc.*                                    118
       10,800   Cognex Corp.*                                                260
        7,300   Coherent, Inc.*                                              229
        5,000   Cohu, Inc.                                                   101
        5,900   CTS Corp.                                                     89
        3,768   Intermagnetics General Corp.*                                 93
        4,700   Itron, Inc.*                                                 130
        3,900   Keithley Instruments, Inc.                                    81
       14,500   Kopin Corp.*                                                 165
        7,900   Methode Electronics, Inc. "A"                                 71
        4,800   Park Electrochemical Corp.                                   127
        3,700   Photon Dynamics, Inc.*                                       149
        7,000   Pioneer Standard Electronics, Inc.                            88
        4,900   Rogers Corp.*                                                148
        7,100   Roper Industries, Inc.                                       355

20

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        9,000   Technitrol, Inc.                                         $   224
        8,500   Teledyne Technologies, Inc.*                                 132
        5,400   Trimble Navigation Ltd.*                                      81
        7,000   Veeco Instruments, Inc.*                                     243
--------------------------------------------------------------------------------
                                                                           3,475
--------------------------------------------------------------------------------

                EMPLOYMENT SERVICES (0.6%)
        6,200   Administaff, Inc.*                                           140
        4,300   CDI Corp.*                                                    90
        4,400   Heidrick & Struggles International, Inc.*                     73
       10,200   Labor Ready, Inc.*                                            50
        6,300   On Assignment, Inc.*                                         125
       12,700   Spherion Corp.*                                              128
        1,000   Volt Information Sciences, Inc.*                              16
--------------------------------------------------------------------------------
                                                                             622
--------------------------------------------------------------------------------

                ENVIRONMENTAL SERVICES (0.5%)
        4,400   Ionics, Inc.*                                                148
       11,925   Tetra Tech, Inc.*                                            204
        6,200   Waste Connections, Inc.*                                     168
--------------------------------------------------------------------------------
                                                                             520
--------------------------------------------------------------------------------

                FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
        7,100   Scotts Co.*                                                  338
--------------------------------------------------------------------------------

                FOOD DISTRIBUTORS (0.9%)
       10,500   Fleming Companies, Inc.                                      216
        2,700   Nash-Finch Co.                                                77
       11,600   Performance Food Group Co.*                                  443
        4,300   United Natural Foods, Inc.*                                   99
--------------------------------------------------------------------------------
                                                                             835
--------------------------------------------------------------------------------

                FOOD RETAIL (0.9%)
        8,800   Great Atlantic & Pacific Tea Co., Inc.*                      227
       14,400   Whole Foods Market, Inc.*                                    616
--------------------------------------------------------------------------------
                                                                             843
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                FOOTWEAR (0.4%)
        5,000   Brown Shoe Co., Inc.                                     $    80
        2,700   K-Swiss, Inc. "A"                                            104
        7,100   Stride Rite Corp.                                             49
       10,400   Wolverine World Wide, Inc.                                   155
--------------------------------------------------------------------------------
                                                                             388
--------------------------------------------------------------------------------

                FOREST PRODUCTS (0.1%)
        1,200   Deltic Timber Corp.                                           35
        2,500   Pope & Talbot, Inc.                                           36
--------------------------------------------------------------------------------
                                                                              71
--------------------------------------------------------------------------------

                GAS UTILITIES (2.1%)
        9,700   Atmos Energy Corp.                                           205
        1,300   Cascade Natural Gas Corp.                                     25
        7,300   Energen Corp.                                                167
        5,000   Laclede Group, Inc.                                          116
        5,500   New Jersey Resources Corp.                                   249
        8,100   Northwest Natural Gas Co.                                    212
        2,300   NUI Corp.                                                     53
        8,000   Piedmont Natural Gas, Inc.                                   270
       14,670   Southern Union Co.*                                          274
        7,300   Southwest Gas Corp.                                          174
        3,600   Southwestern Energy Co.*                                      41
        6,200   UGI Corp.                                                    176
--------------------------------------------------------------------------------
                                                                           1,962
--------------------------------------------------------------------------------

                GENERAL MERCHANDISE STORES (0.7%)
       13,200   99 Cents Only Stores*                                        470
        3,400   Factory 2-U Stores, Inc.*                                     61
        6,600   ShopKo Stores, Inc.*                                          80
       10,300   Stein Mart, Inc.*                                             91
--------------------------------------------------------------------------------
                                                                             702
--------------------------------------------------------------------------------

                HEALTH CARE DISTRIBUTORS & SERVICES (3.4%)
        7,200   Accredo Health, Inc.*                                        345
       21,400   AdvancePCS*                                                  661

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        4,200   CryoLife, Inc.*                                          $   117
       14,700   Hooper Holmes, Inc.                                          125
        4,400   IMPATH, Inc.*                                                166
        4,700   Maximus, Inc.*                                               166
        7,400   Owens & Minor, Inc.                                          144
        5,500   PAREXEL International Corp.*                                  76
       14,100   Pharmaceutical Product Development, Inc.*                    458
       11,900   Priority Healthcare Corp. "B"*                               350
       12,700   Renal Care Group, Inc.*                                      393
        5,300   Susquehanna Bancshares, Inc.                                 119
        5,600   Syncor International Corp.*                                  147
--------------------------------------------------------------------------------
                                                                           3,267
--------------------------------------------------------------------------------

                HEALTH CARE EQUIPMENT (3.0%)
        5,500   ArthroCare Corp.*                                             77
        6,750   CONMED Corp.*                                                138
        4,500   Datascope Corp.                                              144
        7,900   Diagnostic Products Corp.                                    310
        2,000   Hologic, Inc.*                                                26
        5,000   INAMED Corp.*                                                160
        7,200   Mentor Corp.                                                 236
        5,900   Noven Pharmaceuticals, Inc.*                                  96
        8,500   ResMed, Inc.*                                                366
        8,900   Respironics, Inc.*                                           259
       19,400   Varian Medical Systems, Inc.*                                764
        6,300   Viasys Healthcare, Inc.*                                     143
        3,500   Vital Signs, Inc.                                            119
--------------------------------------------------------------------------------
                                                                           2,838
--------------------------------------------------------------------------------

                HEALTH CARE FACILITIES (0.5%)
        7,200   Province Healthcare Co.*                                     250
        4,000   RehabCare Group, Inc.*                                        92
        5,000   Sunrise Assisted Living, Inc.*                               130
--------------------------------------------------------------------------------
                                                                             472
--------------------------------------------------------------------------------

                HEALTH CARE SUPPLIES (1.3%)
        4,900   Cooper Companies, Inc.                                       229
        7,200   Haemonetics Corp.*                                           207

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        6,800   Invacare Corp.                                           $   230
        3,400   PolyMedica Corp.*                                             68
        7,400   Sola International, Inc.*                                    148
        4,200   SurModics, Inc.*                                             158
        9,300   Sybron Dental Specialties, Inc.*                             181
        6,200   Theragenics Corp.*                                            55
--------------------------------------------------------------------------------
                                                                           1,276
--------------------------------------------------------------------------------

                HOME FURNISHINGS (0.8%)
        9,700   Ethan Allen Interiors, Inc.                                  387
       11,100   Interface, Inc. "A"                                           60
       14,800   La-Z-Boy, Inc.                                               329
--------------------------------------------------------------------------------
                                                                             776
--------------------------------------------------------------------------------

                HOMEBUILDING (2.7%)
       10,300   Champion Enterprises, Inc.*                                  127
       19,600   D.R. Horton, Inc.                                            734
        8,600   Fleetwood Enterprises, Inc.*                                  95
        5,590   M.D.C. Holdings, Inc.                                        224
        1,900   NVR, Inc.*                                                   456
        3,700   Ryland Group, Inc.                                           290
        7,400   Standard Pacific Corp.                                       195
        9,900   Toll Brothers, Inc.*                                         451
--------------------------------------------------------------------------------
                                                                           2,572
--------------------------------------------------------------------------------

                HOME IMPROVEMENT RETAIL (0.2%)
        5,700   Hughes Supply, Inc.                                          174
--------------------------------------------------------------------------------

                HOTELS (0.1%)
        1,500   Marcus Corp.                                                  23
        7,600   Prime Hospitality Corp.*                                      83
--------------------------------------------------------------------------------
                                                                             106
--------------------------------------------------------------------------------

                HOUSEHOLD APPLIANCES (0.2%)
        2,900   Salton, Inc.*                                                 61
        3,100   Toro Co.                                                     152
--------------------------------------------------------------------------------
                                                                             213
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS (0.1%)
        2,200   WD-40 Co.                                                $    62
--------------------------------------------------------------------------------

                HOUSEWARES & SPECIALTIES (0.3%)
        3,900   Libbey, Inc.                                                 135
        4,900   Russ Berrie & Co., Inc.                                      146
--------------------------------------------------------------------------------
                                                                             281
--------------------------------------------------------------------------------

                INDUSTRIAL CONGLOMERATES (0.2%)
        8,500   Tredegar Industries, Inc.                                    151
--------------------------------------------------------------------------------

                INDUSTRIAL MACHINERY (3.1%)
        2,300   Barnes Group, Inc.                                            55
        4,700   Briggs & Stratton Corp.                                      200
        8,200   Clarcor, Inc.                                                221
        4,300   CUNO, Inc.*                                                  154
        5,400   Dionex Corp.*                                                139
        7,900   Esterline Technologies Corp.*                                138
        3,300   Gardner Denver, Inc.*                                         70
        7,800   Graco, Inc.                                                  300
        7,200   IDEX Corp.                                                   245
       12,400   JLG Industries, Inc.                                         141
        6,000   Manitowoc Co., Inc.                                          200
        8,400   Milacron, Inc.                                               122
        8,000   Mueller Industries, Inc.*                                    264
        4,400   Regal-Beloit Corp.                                            96
        7,300   Reliance Steel & Aluminum Co.                                190
        1,300   Robbins & Myers, Inc.                                         30
        3,400   SPS Technologies, Inc.*                                      118
        1,300   Thomas Industries, Inc.                                       33
       11,400   Timken Co.                                                   189
        2,500   Valmont Industries, Inc.                                      36
        1,400   Watts Industries, Inc. "A"                                    21
--------------------------------------------------------------------------------
                                                                           2,962
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.8%)
       11,000   American Management Systems, Inc.*                           218
        5,300   CACI International, Inc. "A"*                                192

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        2,100   Ciber, Inc.*                                             $   140
        6,200   Manhattan Associates, Inc.*                                  165
        2,400   StarTek, Inc.*                                                44
--------------------------------------------------------------------------------
                                                                             759
--------------------------------------------------------------------------------

                INSURANCE BROKERS (0.3%)
        7,200   Hilb, Rogal, & Hamilton Co.                                  265
--------------------------------------------------------------------------------

                INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       12,800   General Communication, Inc. "A"*                             110
--------------------------------------------------------------------------------

                INTERNET SOFTWARE & SERVICES (0.1%)
        5,000   GlobalSCAPE, Inc.*                                             3
        7,800   Netegrity, Inc.*                                             122
--------------------------------------------------------------------------------
                                                                             125
--------------------------------------------------------------------------------

                LEISURE FACILITIES (0.2%)
        8,400   Bally Total Fitness Holding Corp.*                           163
--------------------------------------------------------------------------------

                LEISURE PRODUCTS (1.1%)
        3,800   Action Performance Companies, Inc.*                          153
        8,300   Arctic Cat, Inc.                                             149
        3,800   JAKKS Pacific, Inc.*                                          77
        9,400   Midway Games, Inc.*                                          118
        6,000   Polaris Industries, Inc.                                     341
        6,300   SCP Pool Corp.*                                              179
        5,600   Sturm, Ruger & Co., Inc.                                      69
--------------------------------------------------------------------------------
                                                                           1,086
--------------------------------------------------------------------------------

                LIFE & HEALTH INSURANCE (0.3%)
        4,700   Delphi Financial Group, Inc. "A"                             160
        6,800   Presidential Life Corp.                                      143
--------------------------------------------------------------------------------
                                                                             303
--------------------------------------------------------------------------------

                MANAGED HEALTH CARE (1.6%)
       19,700   Coventry Health Care, Inc.*                                  442
       14,100   Mid Atlantic Medical Services, Inc.*                         353

26

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
       13,900   Orthodontic Centers of America, Inc.*                    $   359
        6,000   Pediatrix Medical Group, Inc.*                               201
        7,800   Sierra Health Services, Inc.*                                 82
       15,800   US Oncology, Inc.*                                           135
--------------------------------------------------------------------------------
                                                                           1,572
--------------------------------------------------------------------------------

                MARINE (0.2%)
        6,200   Kirby Corp.*                                                 170
--------------------------------------------------------------------------------

                METAL & GLASS CONTAINERS (0.3%)
        9,200   AptarGroup, Inc.                                             295
        1,000   Myers Industries, Inc.                                        13
--------------------------------------------------------------------------------
                                                                             308
--------------------------------------------------------------------------------

                MOVIES & ENTERTAINMENT (0.1%)
        3,300   4 Kids Entertainment, Inc.*                                   62
--------------------------------------------------------------------------------

                MULTI-LINE INSURANCE (0.1%)
        9,600   Mutual Risk Management Ltd.                                   52
--------------------------------------------------------------------------------

                MULTI-UTILITIES (0.4%)
       13,500   Avista Corp.                                                 185
        7,300   NorthWestern Corp.                                           151
--------------------------------------------------------------------------------
                                                                             336
--------------------------------------------------------------------------------

                NETWORKING EQUIPMENT (0.9%)
       26,400   Adaptec, Inc.*                                               469
        4,600   Black Box Corp.*                                             242
        3,900   SCM Microsystems, Inc.*                                       57
       11,100   Stratos Lightwave, Inc.*                                      59
--------------------------------------------------------------------------------
                                                                             827
--------------------------------------------------------------------------------

                OFFICE ELECTRONICS (0.4%)
        7,500   Zebra Technologies Corp. "A"*                                398
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                OFFICE SERVICES & SUPPLIES (0.6%)
        6,000   Imagistics International, Inc.*                          $    99
        3,100   Standard Register Co.                                         66
       10,000   United Stationers, Inc.*                                     394
--------------------------------------------------------------------------------
                                                                             559
--------------------------------------------------------------------------------

                OIL & GAS EXPLORATION & PRODUCTION (3.0%)
        7,500   Cabot Oil & Gas Corp. "A"                                    150
        4,700   Evergreen Resources, Inc.*                                   169
        1,000   Key Production Co., Inc.*                                     16
       10,600   Newfield Exploration Co.*                                    340
        3,000   Nuevo Energy Co.*                                             43
        5,800   Patina Oil & Gas Corp.                                       151
        5,700   Plains Resources, Inc.*                                      136
       13,300   Pogo Producing Co.                                           339
        2,300   Prima Energy Corp.*                                           47
        6,400   Remington Oil & Gas Corp.*                                   103
        5,300   St. Mary Land & Exploration Co.                              110
        6,600   Stone Energy Corp.*                                          227
        5,800   Swift Energy Co.*                                            103
       11,200   Tom Brown, Inc.*                                             276
       18,700   Vintage Petroleum, Inc.                                      218
       29,300   XTO Energy, Inc.                                             474
--------------------------------------------------------------------------------
                                                                           2,902
--------------------------------------------------------------------------------

                OIL & GAS DRILLING (0.3%)
        3,700   Atwood Oceanics, Inc.*                                       128
        2,000   CARBO Ceramics, Inc.                                          71
        8,000   Unit Corp.*                                                   99
--------------------------------------------------------------------------------
                                                                             298
--------------------------------------------------------------------------------

                OIL & GAS EQUIPMENT & SERVICES (1.3%)
        9,500   Cal Dive International, Inc.*                                220
        3,000   Dril-Quip, Inc.*                                              66
        6,700   Input/Output, Inc.*                                           58
        6,300   Lone Star Technologies, Inc.*                                 95
        6,200   Oceaneering International, Inc.*                             134
        6,000   Offshore Logistics, Inc.*                                    100

28

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        4,900   SEACOR SMIT, Inc.*                                       $   211
        8,800   Seitel, Inc.*                                                113
        5,900   TETRA Technologies, Inc.*                                    125
        9,800   Veritas DGC, Inc.*                                           160
--------------------------------------------------------------------------------
                                                                           1,282
--------------------------------------------------------------------------------

                PACKAGED FOODS (0.9%)
        4,200   American Italian Pasta Co. "A"*                              172
       13,400   Casey's General Stores, Inc.                                 203
        7,700   Hain Celestial Group, Inc.*                                  176
        4,300   International Multifoods Corp.*                               95
        6,000   Lance, Inc.                                                   87
        6,300   Ralcorp Holdings, Inc.*                                      158
--------------------------------------------------------------------------------
                                                                             891
--------------------------------------------------------------------------------

                PAPER PACKAGING (0.1%)
        2,700   Chesapeake Corp.                                              78
--------------------------------------------------------------------------------

                PAPER PRODUCTS (0.1%)
        4,600   Buckeye Technologies, Inc.*                                   57
--------------------------------------------------------------------------------

                PERSONAL PRODUCTS (0.3%)
        5,600   Nature's Sunshine Products, Inc.                              74
       15,300   NBTY, Inc.*                                                  233
--------------------------------------------------------------------------------
                                                                             307
--------------------------------------------------------------------------------

                PHARMACEUTICALS (0.9%)
       10,300   Alpharma, Inc. "A"                                           265
        8,000   Medicis Pharmaceutical Corp. "A"*                            464
        5,400   Mgi Pharma, Inc.*                                             84
--------------------------------------------------------------------------------
                                                                             813
--------------------------------------------------------------------------------

                PRECIOUS METALS & MINING (0.2%)
       11,600   Stillwater Mining Co.*                                       182
--------------------------------------------------------------------------------

                PROPERTY & CASUALTY INSURANCE (1.0%)
       16,400   First American Corp.                                         303
       15,900   Fremont General Corp.                                        102
        4,200   LandAmerica Financial Group, Inc.                            114

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        5,200   Philadelphia Consolidated Holding Corp.*                 $   217
        1,100   RLI Corp.                                                     50
        1,000   SCPIE Holdings, Inc.                                          29
        3,300   Selective Insurance Group, Inc.                               69
        3,300   Stewart Information Services Corp.*                           66
        1,200   Zenith National Insurance Corp.                               36
--------------------------------------------------------------------------------
                                                                             986
--------------------------------------------------------------------------------

                PUBLISHING & PRINTING (0.1%)
        3,700   Information Holdings, Inc.*                                  102
--------------------------------------------------------------------------------

                RAILROADS (0.2%)
       13,400   Kansas City Southern Industries, Inc.*                       185
--------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (0.7%)
        4,700   Colonial Properties Trust                                    151
        9,300   Kilroy Realty Corp.                                          236
        7,200   Shurgard Storage Centers, Inc. "A"                           238
--------------------------------------------------------------------------------
                                                                             625
--------------------------------------------------------------------------------

                REINSURANCE (0.1%)
        8,600   Trenwick Group Ltd.                                           80
--------------------------------------------------------------------------------

                RESTAURANTS (3.5%)
        9,200   Applebee's International, Inc.                               346
        7,100   CEC Entertainment, Inc.*                                     319
       12,300   Cheesecake Factory, Inc.*                                    442
        1,000   Creative Host Services, Inc., Warrants*a                       0
        4,900   IHOP Corp.*                                                  141
        9,200   Jack in the Box, Inc.*                                       258
        4,800   Landry's Seafood Restaurants, Inc.                           115
        5,500   Lone Star Steakhouse & Saloon, Inc.                          107
        3,400   O'Charley's, Inc.*                                            75
        3,500   P. F. Chang's China Bistro, Inc.*                            203
        3,100   Panera Bread Co. "A"*                                        194
        4,300   Rare Hospitality International, Inc.*                        115
       18,000   Ruby Tuesday, Inc.                                           454

30

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
        7,000   Ryan's Family Steak Houses, Inc.*                        $   151
        6,200   Sonic Corp.*                                                 236
        4,600   The Steak n Shake Co.*                                        60
        3,800   Triarc Companies, Inc.*                                      102
--------------------------------------------------------------------------------
                                                                           3,318
--------------------------------------------------------------------------------

                SEMICONDUCTOR EQUIPMENT (2.6%)
        7,900   ATMI, Inc.*                                                  233
       22,500   Axcelis Technologies, Inc.*                                  309
        5,200   Brooks Automation, Inc.*                                     254
        7,200   Cymer, Inc.*                                                 264
        4,200   DuPont Photomasks, Inc.*                                     210
        4,500   Electroglas, Inc.*                                            69
        5,300   Helix Technology Corp.                                       109
       11,600   Kulicke & Soffa Industries, Inc.*                            191
        7,600   Photronics, Inc.*                                            264
        3,700   Rudolph Technologies, Inc.*                                  134
        5,400   Therma Wave, Inc.*                                            67
        5,400   Ultratech Stepper, Inc.*                                      83
        7,700   Varian Semiconductor Equipment Associates, Inc.*             300
--------------------------------------------------------------------------------
                                                                           2,487
--------------------------------------------------------------------------------

                SEMICONDUCTORS (1.9%)
        5,800   Actel Corp.*                                                 123
       11,400   Alliance Semiconductor Corp.*                                137
       10,700   Alpha Industries, Inc.*                                      225
        5,500   AXT, Inc.*                                                    60
        6,100   Elantec Semiconductor, Inc.*                                 249
       10,300   ESS Technology, Inc.*                                        205
        9,300   Exar Corp.*                                                  218
        6,700   Microsemi Corp.*                                             129
        5,500   Pericom Semiconductor Corp.*                                  84
        7,800   Power Integrations, Inc.*                                    141
        3,400   Standard Microsystems Corp.*                                  65
        3,400   Supertex, Inc.*                                               68
        5,400   Three-Five Systems, Inc.*                                     76
--------------------------------------------------------------------------------
                                                                           1,780
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                SOFT DRINKS (0.0%) B
        1,000   Coca-Cola Bottling Co. Consolidated                      $    42
--------------------------------------------------------------------------------

                SPECIALTY CHEMICALS (1.4%)
        5,100   Arch Chemicals, Inc.                                         114
        7,700   Cambrex Corp.                                                339
        1,300   ChemFirst, Inc.                                               31
        7,900   MacDermid, Inc.                                              142
        6,400   OM Group, Inc.                                               428
        5,900   Omnova Solutions, Inc.*                                       43
       20,700   Polyone Corp.                                                208
--------------------------------------------------------------------------------
                                                                           1,305
--------------------------------------------------------------------------------

                SPECIALTY STORES (3.5%)
        2,400   Aaron Rents, Inc.                                             43
        6,900   Cost Plus, Inc.*                                             186
        4,200   Footstar, Inc.*                                              102
        5,200   Group 1 Automotive, Inc.*                                    150
        4,500   Hancock Fabrics, Inc.                                         67
        8,300   Linens 'n Things, Inc.*                                      239
       14,200   Michaels Stores, Inc.*                                       497
       15,200   O'Reilly Automotive, Inc.*                                   503
       13,200   Pep Boys-Manny, Moe & Jack                                   217
        6,100   Phoenix Technologies Ltd.*                                    76
       24,000   Pier 1 Imports, Inc.                                         453
       11,600   Regis Corp.                                                  308
        9,100   TBC Corp.*                                                   108
        8,700   Zale Corp.*                                                  395
--------------------------------------------------------------------------------
                                                                           3,344
--------------------------------------------------------------------------------

                STEEL (0.4%)
        2,700   Commercial Metals Co.                                         98
        3,200   Quanex Corp.                                                  94
        4,600   Ryerson Tull, Inc.                                            56
       10,600   Steel Dynamics, Inc.*                                        145
--------------------------------------------------------------------------------
                                                                             393
--------------------------------------------------------------------------------

32

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                SYSTEMS SOFTWARE (0.4%)
        5,800   NYFIX, Inc.*                                             $    95
        8,200   Progress Software Corp.*                                     140
        3,600   QRS Corp.*                                                    48
        5,700   Radiant Systems, Inc.*                                        55
        4,300   RadiSys Corp.*                                                86
--------------------------------------------------------------------------------
                                                                             424
--------------------------------------------------------------------------------

                TELECOMMUNICATION EQUIPMENT (1.1%)
        2,800   Allen Telecom, Inc.*                                          25
        1,300   Bel Fuse, Inc. "B"                                            34
        7,400   C-COR.net Corp.*                                             133
       10,500   Cable Design Technologies, Corp.*                            134
       17,800   DMC Stratex Networks, Inc.*                                  134
       14,500   Harmonic, Inc.*                                              193
       10,000   Intermediate Telephone, Inc.                                 222
        7,200   Proxim, Inc.*                                                 40
        3,200   Tollgrade Communications, Inc.                                79
        4,400   ViaSat, Inc.*                                                 58
--------------------------------------------------------------------------------
                                                                           1,052
--------------------------------------------------------------------------------

                TEXTILES (0.1%)
        6,400   Wellman, Inc.                                                 86
--------------------------------------------------------------------------------

                TOBACCO (0.2%)
       12,900   Dimon, Inc.                                                   99
        2,800   Schweitzer-Mauduit International, Inc.                        65
--------------------------------------------------------------------------------
                                                                             164
--------------------------------------------------------------------------------

                TRUCKING (1.7%)
        4,700   Arkansas Best Corp.*                                         142
        7,700   Heartland Express, Inc.*                                     270
        2,700   Landstar System, Inc.*                                       235
        4,900   Roadway Express, Inc.                                        197
        5,900   US Freightways Corp.                                         216
       13,100   Werner Enterprises, Inc.                                     381
        6,200   Yellow Corp.*                                                155
--------------------------------------------------------------------------------
                                                                           1,596
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                WATER UTILITIES (0.5%)
        2,000   American States Water Co.                                $    72
       17,625   Philadelphia Suburban Corp.                                  413
--------------------------------------------------------------------------------
                                                                             485
--------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        5,700   Metro One Telecommunications, Inc.*                          139
--------------------------------------------------------------------------------
                Total common stocks (cost: $83,221)                       90,224
--------------------------------------------------------------------------------



    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
--------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENT (4.3%)

       $4,085   Federal National Mortgage Assoc., Discount Note,
                  1.83%, 2/01/2002 (cost: $4,085)                          4,085
--------------------------------------------------------------------------------

                TOTAL INVESTMENTS (COST: $87,306)                        $94,309
================================================================================

34

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Creative Host Services has been determined an illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. The security is also considered by the Manager to be restricted due to trading constraints. At January 31, 2002, this security represented less than 0.01% of the Fund's net assets.

          (b) Represents less than 0.1% of net assets.

          * Non-income-producing security.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


ASSETS

   Investments in securities, at market value (identified cost of $87,306)     $ 94,309
   Cash                                                                              39
   Collateral for securities loaned, at market value*                             2,597
   Receivables:
      Capital shares sold                                                           713
      Dividends                                                                      28
      Securities sold                                                               660
      Other                                                                           3
                                                                               --------
         Total assets                                                            98,349
                                                                               --------
LIABILITIES

   Payable upon return of securities loaned                                       2,597
   Securities purchased                                                             310
   Capital shares redeemed                                                           27
   USAA Investment Management Company                                                 8
   USAA Transfer Agency Company                                                      36
                                                                               --------
      Total liabilities                                                           2,978
                                                                               --------
         Net assets applicable to capital shares outstanding                   $ 95,371
                                                                               ========
REPRESENTED BY:

   Paid-in capital                                                             $107,977
   Accumulated undistributed net investment loss                                   (226)
   Accumulated net realized loss on investments                                 (19,383)
   Net unrealized appreciation of investments                                     7,003
                                                                               --------
         Net assets applicable to capital shares outstanding                   $ 95,371
                                                                               ========
  *Including securities on loan of:                                            $  2,508
                                                                               ========
   Capital shares outstanding                                                     9,163
                                                                               ========
   Authorized shares of $.01 par value                                          100,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  10.41
                                                                               ========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


NET INVESTMENT LOSS

   Income:
      Dividends                                                         $   325
      Interest                                                               48
      Fee from securities loaned, net                                         5
                                                                        -------
         Total income                                                       378
                                                                        -------
   Expenses:
      Management fees                                                       324
      Administrative and servicing fees                                      65
      Transfer agent's fees                                                 207
      Custodian's fees                                                       56
      Postage                                                                27
      Shareholder reporting fees                                             26
      Directors' fees                                                         2
      Registration fees                                                      11
      Professional fees                                                      12
      Other                                                                   7
                                                                        -------
         Total expenses before reimbursement                                737
      Expenses reimbursed                                                  (132)
      Expenses paid indirectly                                               (1)
                                                                        -------
         Net expenses                                                       604
                                                                        -------
            Net investment loss                                            (226)
                                                                        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                      (2,429)
   Change in net unrealized appreciation/depreciation                     3,480
                                                                        -------
         Net realized and unrealized gain                                 1,051
                                                                        -------
Increase in net assets resulting from operations                        $   825
                                                                        =======



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED),
AND YEAR ENDED JULY 31, 2001

                                                        1/31/2002     7/31/2001
                                                        -----------------------
FROM OPERATIONS

   Net investment loss                                   $   (226)     $   (892)
   Net realized loss on investments                        (2,429)      (13,156)
   Change in net unrealized appreciation/depreciation
      of investments                                        3,480        (7,279)
                                                        -----------------------
      Increase (decrease) in net assets resulting
         from operations                                      825       (21,327)
                                                        -----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               18,408        43,848
   Cost of shares redeemed                                (12,982)      (34,381)
                                                        -----------------------
      Increase in net assets from
         capital share transactions                         5,426         9,467
                                                        -----------------------
Net increase (decrease) in net assets                       6,251       (11,860)

NET ASSETS

   Beginning of period                                     89,120       100,980
                                                        -----------------------
   End of period                                         $ 95,371      $ 89,120
                                                        =======================
Accumulated undistributed net investment loss:
   End of period                                         $   (226)     $      -
                                                        =======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                              1,852         3,794
   Shares redeemed                                         (1,311)       (2,839)
                                                        ------------------------
      Increase in shares outstanding                          541           955
                                                        ========================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund). The Fund's investment objective is long-term growth of capital.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio   securities,   except  as  otherwise  noted,  traded
                 primarily on a domestic securities exchange are valued at the last sales price on that exchange.

              2. Over-the-counter  securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities  purchased  with  maturities  of 60 days or less are stated at amortized cost, which approximates market value.

              4. Securities  that  cannot  be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

          B.  FEDERAL   TAXES  -  The  Fund's  policy  is  to  comply  with  the
              requirements of the Internal Revenue Code applicable to regulated

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


              investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements reduced expenses by $1,000.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


          of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $16,588,000, which will expire between 2008 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2002, were $53,442,000 and $50,424,000, respectively.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2002, were $11,676,000 and $4,673,000, respectively.


(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments may be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2002, the Fund loaned securities having a fair value of approximately $2,508,000 and held collateral of $2,597,000 for the loans.


(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee

42

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


              and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/- 1.00% to 4.00%             +/- 0.04%
       +/- 4.01% to 7.00%             +/- 0.05%
       +/- 7.01% and greater          +/- 0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


              The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.40% of its annual average net assets through November 30, 2002, after the effect of any custodian fee offset arrangements.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

44

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2002 (UNAUDITED)


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                 PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                  JANUARY 31,        JULY 31,         JULY 31,
                                 ---------------------------------------------
                                         2002            2001             2000*
                                 ---------------------------------------------
Net asset value at
   beginning of period                $ 10.34         $ 13.17         $  10.00
Net investment loss                      (.03)a          (.11)a           (.10)a
Net realized and
   unrealized gain (loss)                 .10           (2.72)            3.27
                                      ----------------------------------------
Net asset value at
   end of period                      $ 10.41         $ 10.34         $  13.17
                                      ========================================
Total return (%)                         0.68          (21.49)           31.70
Net assets at
   end of period (000)                $95,371         $89,120         $100,980
Ratio of expenses to
   average net assets (%)                1.40b,c         1.46c            1.43
Ratio of net investment
   loss to average
   net assets (%)                        (.52)b         (1.00)            (.77)
Portfolio turnover (%)                  60.82          145.32            36.73



  * Fund commenced operations on August 2, 1999.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

46

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

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                          WE KNOW WHAT IT MEANS TO SERVE.(R)
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